Restatement - Restatement of Consolidated Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
As Reported
Other income (expense)
Gain (loss) on conversion of debt	$ (7,130)
Loss on change in fair value of derivative liabilities	(45,207)	(100,824)
Accretion and interest expense	(242,259)
Total other income (expense)	(294,596)
Net loss	(712,087)	(441,973)
Adjustment
Other income (expense)
Gain (loss) on conversion of debt	7,130	(47,485)
Loss on change in fair value of derivative liabilities	(36,931)	(34,326)
Accretion and interest expense	(66,822)
Total other income (expense)	(96,623)
Net loss	(96,623)	(81,811)
As Restated
Other income (expense)
Gain (loss) on conversion of debt		(47,485)
Loss on change in fair value of derivative liabilities	(82,138)	(135,150)
Accretion and interest expense	(309,081)
Total other income (expense)	(391,219)
Net loss	$ (808,710)	$ (523,784)